CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Service		$ 589,810	$ 500,911
Recyclable commodity		85,578	82,139
Total revenue		675,388	583,050
Cost of revenue (exclusive of amortization and depreciation):
Service		569,750	481,642
Recyclable commodity		78,083	77,030
Total cost of revenue (exclusive of amortization and depreciation)		647,833	558,672
Sales and marketing		16,177	14,457
Product development		37,450	22,485
General and administrative		221,493	52,915
Amortization and depreciation		5,723	7,128
Total Costs and Expenses		928,676	655,657
Loss from Operations		(253,288)	(72,607)
Other Income (Expense):
Interest earned		2	2
Gain on forgiveness of debt			10,900
Loss on change in fair value of warrant liabilities		(1,777)	(606)
Gain on change in fair value of earn-out liabilities		68,500
Loss on change in fair value of derivatives		(72,641)
Excess fair value over the consideration received for SAFE		(800)
Excess fair value over the consideration received for pre-funded warrant		(14,000)
Gain on service fee settlements in connection with the Mergers		12,126
Other expense		(2,954)	(1,055)
Interest expense		(16,863)	(11,455)
Total Other Income (Expense)		(28,407)	(2,214)
Loss Before Income Taxes		(281,695)	(74,821)
Income tax expense (benefit)		76	(1,670)
Net Loss		(281,771)	(73,151)
Net loss attributable to Holdings LLC unitholders prior to the Mergers		(228,997)	(73,151)
Net loss attributable to noncontrolling interests		(22,621)
Net Loss Attributable to Class A Common Stockholders		$ (30,153)
Net loss per Class A Common share basic and diluted	$ (0.60)
Weighted average shares outstanding, basic and diluted	49,885,394